Capital Shares - Schedule of Activity Related to the Warrants (Details) - Warrants [member]	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Schedule of Activity Related to the Warrants [Line Items]
Shares Outstanding, beginning	1,363,750
Weighted Average Exercise Price Outstanding, beginning	$ 1
Shares Outstanding, ending	1,363,750
Weighted Average Exercise Price Outstanding, ending	$ 1
Shares Exercisable, end of period	1,363,750
Weighted Average Exercise Price Exercisable, end of period	$ 1
Weighted Average Remaining Contractual Life in Years Exercisable, end of period	1 year 8 months 12 days
Aggregate Intrinsic Value Exercisable, end of period | $	$ 0